Organization and Description of Business (Detail Textuals) - USD ($)		1 Months Ended			12 Months Ended
	May 13, 2016	May 31, 2016	May 18, 2016	Oct. 31, 2015	Sep. 30, 2016	Sep. 30, 2015
Organization And Description Of Business [Line Items]
Basis of conversion				1-for-1 basis
Number of unit issued by securities offering					$ 16,137,913	$ 44,142,463
Exercise price per share		$ 0.01
Gross proceeds of private placement and warrants		$ 5,000,000				$ 401,000
Proceeds from sale of common stock units in connection with initial public offering and private placement					$ 37,074,996
Preferred stock, shares authorized					10,000,000	10,000,000
Common stock, shares authorized					200,000,000	100,000,000
Preferred stock, par value per share (in dollars per share)					$ 0.01	$ 0.01
Common stock, par value per share (in dollars per share)					$ 0.01	$ 0.01
Common stock repurchase note
Organization And Description Of Business [Line Items]
Number of unit issued by securities offering					$ 5,734	$ 44,142,463
Additional share of common stock					573,388	1,765,511
Series A warrant
Organization And Description Of Business [Line Items]
Additional share of common stock		416,666
Exercise price per share		$ 6.60			$ 6.60
Series B warrant
Organization And Description Of Business [Line Items]
Additional share of common stock		416,666
Exercise price per share		$ 8.50			$ 8.50
IPO
Organization And Description Of Business [Line Items]
Description of IPO unit		Each unit consisted of one share of the Company's common stock, one-half of a Series A warrant and one-half of a Series B warrant.
Number of unit issued by securities offering		$ 5,833,334
Initial public offering price per share		$ 6.00
Proceeds from sale of common stock units in connection with initial public offering and private placement			$ 33,800,000
Private Placement
Organization And Description Of Business [Line Items]
Additional share of common stock		833,332
Private Placement | Series A warrant
Organization And Description Of Business [Line Items]
Additional share of common stock		416,666
Exercise price per share		$ 6.60
Private Placement | Series B warrant
Organization And Description Of Business [Line Items]
Additional share of common stock		416,666
Exercise price per share		$ 8.50
Initial Public Offering And Private Placement
Organization And Description Of Business [Line Items]
Proceeds from sale of common stock units in connection with initial public offering and private placement	$ 33,800,000
Underwriting discounts and commissions	2,900,000
Estimated offering expenses	$ 3,300,000
Parilis Biopharmaceuticals ("Parilis")
Organization And Description Of Business [Line Items]
Conversion of stock number of common stock issued				226,663
Series A redeemable preferred stock
Organization And Description Of Business [Line Items]
Conversion of stock number of common stock issued				289
Conversion of stock shares, preferred stock shares issued				$ 1.4035
Series A redeemable preferred stock | Holders of Series A and B preferred stock
Organization And Description Of Business [Line Items]
Conversion of stock, number of preferred stock issued				10,193
Series A redeemable preferred stock | Parilis Biopharmaceuticals ("Parilis")
Organization And Description Of Business [Line Items]
Conversion of stock, number of preferred stock issued				1,626
Series B redeemable preferred stock
Organization And Description Of Business [Line Items]
Conversion of stock number of common stock issued				289
Conversion of stock shares, preferred stock shares issued				$ 1.2867